Other non-financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 4,426	$ 4,471
Deposits and collateral provided in connection with litigation, regulatory and similar matters	1,379	2,205
Prepaid expenses	1,062	709
VAT, withholding tax and other tax receivables	746	1,405
Properties and other non-current assets held for sale	105	279
Other	660	583
Total other non-financial assets	$ 8,377	$ 9,652